Consolidated Statements of Changes in Equity - BRL (R$) R$ in Millions	Issued capital [member]		Capital reserve [member]	Net income reserves [member]	Retained earnings [member]	Carrying value adjustments [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance, equity at Dec. 31, 2018	R$ 57,710.2		R$ 54,781.3	R$ 15,341.3	R$ 0.0	R$ (71,584.8)	R$ 56,248.0	R$ 1,206.8	R$ 57,454.8
Statement Line Items [Line Items]
Net income	0.0		0.0	0.0	11,780.0	0.0	11,780.0	408.4	12,188.4
Gains/(losses) on the translation of foreign operations	0.0		0.0	0.0	0.0	(505.8)	(505.8)	(16.7)	(522.5)
Cash flow hedges	0.0		0.0	0.0	0.0	(132.2)	(132.2)	1.0	(131.2)
Actuarial gains/(losses)	0.0		0.0	0.0	0.0	(104.8)	(104.8)	(1.5)	(106.3)
Total comprehensive income	0.0		0.0	0.0	11,780.0	(742.8)	11,037.2	391.2	11,428.4
Capital increase	156.6		(143.8)	0.0	0.0	0.0	12.8	0.0	12.8
Effect of application of IAS 29 (hyperinflation)	0.0		0.0	0.0	1,430.3	0.0	1,430.3	(2.8)	1,427.5
Options granted on subsidiaries	0.0		0.0	0.0	0.0	70.0	70.0	0.0	70.0
Gains/(losses) on controlling interest	0.0		0.0	0.0	0.0	(0.5)	(0.5)	78.8	78.3
Tax on deemed dividends	0.0		0.0	0.0	0.0	(4.6)	(4.6)	0.0	(4.6)
Dividends paid	0.0		0.0	0.0	0.0	0.0	0.0	(396.0)	(396.0)
Interest on shareholder´s equity	0.0		0.0	0.0	(7,717.4)	0.0	(7,717.4)	0.0	(7,717.4)
Purchases of shares and results from treasury shares	0.0		(28.9)	0.0	0.0	0.0	(28.9)	0.0	(28.9)
Share-based payments	0.0		202.9	0.0	0.0	0.0	202.9	0.0	202.9
Prescribed/(complementary) dividends	0.0		0.0	0.0	28.2	0.0	28.2	0.0	28.2
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)	0.0		0.0	0.0	11.8	(11.8)	0.0	0.0	0.0
Fiscal incentive reserve	0.0		0.0	1,352.1	(1,352.1)	0.0	0.0	0.0	0.0
Investments reserve	0.0		0.0	4,180.8	(4,180.8)	0.0	0.0	0.0	0.0
Balance, equity at Dec. 31, 2019	57,866.8		54,811.5	20,874.2	0.0	(72,274.5)	61,278.0	1,278.0	62,556.0
Statement Line Items [Line Items]
Net income	0.0		0.0	0.0	11,379.4	0.0	11,379.4	352.5	11,731.9
Gains/(losses) on the translation of foreign operations	0.0		0.0	0.0	0.0	7,493.1	7,493.1	193.1	7,686.2
Cash flow hedges	0.0		0.0	0.0	0.0	99.4	99.4	2.0	101.4
Actuarial gains/(losses)	0.0		0.0	0.0	0.0	(252.3)	(252.3)	(5.7)	(258.0)
Total comprehensive income	0.0		0.0	0.0	11,379.4	7,340.2	18,719.6	541.9	19,261.5
Capital increase	32.3	[1]	(32.3)	0.0	0.0	0.0	0.0	0.0	0.0
Effect of application of IAS 29 (hyperinflation)	0.0		0.0	0.0	1,344.9	0.0	1,344.9	(2.5)	1,342.4
Options granted on subsidiaries	0.0		0.0	0.0	0.0	(37.4)	(37.4)	0.0	(37.4)
Gains/(losses) on controlling interest	0.0		0.0	0.0	0.0	0.4	0.4	0.5	0.9
Tax on deemed dividends	0.0		0.0	0.0	0.0	(5.9)	(5.9)	0.0	(5.9)
Dividends paid	0.0		0.0	0.0	(1,206.9)	0.0	(1,206.9)	(482.4)	(1,689.3)
Interest on shareholder´s equity	0.0		0.0	0.0	(6,509.5)	0.0	(6,509.5)	0.0	(6,509.5)
Purchases of shares and results from treasury shares	0.0		13.5	0.0	0.0	0.0	13.5	0.0	13.5
Share-based payments	0.0		192.9	0.0	0.0	0.0	192.9	0.0	192.9
Prescribed/(complementary) dividends	0.0		0.0	0.0	26.1	0.0	26.1	0.0	26.1
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)	0.0		0.0	0.0	11.8	(11.8)	0.0	0.0	0.0
Fiscal incentive reserve	0.0		0.0	1,332.8	(1,332.8)	0.0	0.0	0.0	0.0
Investments reserve	0.0		0.0	3,713.0	(3,713.0)	0.0	0.0	0.0	0.0
Balance, equity at Dec. 31, 2020	57,899.1	[2]	54,985.6	25,920.0	0.0	(64,989.0)	73,815.7	1,335.5	75,151.2
Statement Line Items [Line Items]
Net income	0.0		0.0	0.0	12,671.0	0.0	12,671.0	451.6	13,122.6
Gains/(losses) on the translation of foreign operations	0.0		0.0	0.0	0.0	2,449.7	2,449.7	108.3	2,558.0
Cash flow hedges	0.0		0.0	0.0	0.0	480.8	480.8	0.5	481.3
Actuarial gains/(losses)	0.0		0.0	0.0	0.0	341.8	341.8	(1.8)	340.0
Total comprehensive income	0.0		0.0	0.0	12,671.0	3,272.3	15,943.3	558.6	16,501.9
Capital increase	143.4	[1]	(134.4)	0.0	0.0	0.0	9.0	0.0	9.0
Effect of application of IAS 29 (hyperinflation)	0.0		0.0	0.0	2,063.7	0.0	2,063.7	21.4	2,085.1
Options granted on subsidiaries	0.0		0.0	0.0	0.0	(1.9)	(1.9)	0.0	(1.9)
Gains/(losses) on controlling interest	0.0		0.0	0.0	0.0	(46.2)	(46.2)	8.6	(37.6)
Tax on deemed dividends	0.0		0.0	0.0	0.0	(1.7)	(1.7)	0.0	(1.7)
Dividends paid	0.0		0.0	0.0	(2,099.5)	0.0	(2,099.5)	(549.5)	(2,649.0)
Interest on shareholder´s equity	0.0		0.0	0.0	(7,400.1)	0.0	(7,400.1)	0.0	(7,400.1)
Purchases of shares and results from treasury shares	0.0		(36.1)	0.0	0.0	0.0	(36.1)	0.0	(36.1)
Share-based payments	0.0		372.1	0.0	0.0	0.0	372.1	0.0	372.1
Prescribed/(complementary) dividends	0.0		0.0	0.0	24.7	0.0	24.7	0.0	24.7
Reversal of effects of the revaluation of property, plant and equipment based on the predecessor basis of accounting (Note 22)	0.0		0.0	0.0	11.8	(11.8)	0.0	0.0	0.0
Fiscal incentive reserve	0.0		0.0	1,423.5	(1,423.5)	0.0	0.0	0.0	0.0
Investments reserve	0.0		0.0	3,848.1	(3,848.1)	0.0	0.0	0.0	0.0
Balance, equity at Dec. 31, 2021	R$ 58,042.5	[2]	R$ 55,187.2	R$ 31,191.6	R$ 0.0	R$ (61,778.3)	R$ 82,643.0	R$ 1,374.6	R$ 84,017.6

[1]	Capital increase related to the issue of shares.
[2]	The capital stock is totally subscribed and paid up.